Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
ClearBridge Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLEARBRIDGE<br/>SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	 Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 27 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 121 under the heading “Sales Charge Waivers and Reductions for Class A and Class A2 Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

		If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment objective by taking an unconstrained approach to investing with an emphasis on equity securities. Under normal circumstances, the fund invests primarily in publicly traded equity and equity-related securities of U.S. and non-U.S. companies or other instruments with similar economic characteristics. The fund may invest in securities of issuers of any market capitalization. The fund has no geographical limits on where it may invest—it may invest in both developed and emerging markets. The fund may invest in securities issued through private placements.

While the fund expects to invest primarily in equity and equity-related securities, the fund may, at times, also invest to a significant extent in fixed income securities, including lower- rated, high yielding debt securities (commonly known as “junk” bonds), when the portfolio manager believes such securities will provide more attractive total return opportunities compared to equity securities.

The fund uses a bottom-up investment methodology for equity securities selection that relies extensively on fundamental research to identify companies with strong growth prospects and/or attractive valuations, without regard to a benchmark. As a result, the fund’s holdings may deviate significantly from its performance benchmark.

The fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as information technology and internet technology services. If market conditions warrant, the fund may enter into short positions on securities, indexes or other instruments.

The fund uses a bottom-up investment methodology for fixed income securities selection that relies extensively on fundamental research to identify companies with strong growth prospects and/or attractive valuations.

The fund may invest in futures, options, forward contracts, and swaps, among other derivative instruments. Derivatives and short positions may be used as a hedging technique in an attempt to manage risk in the fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique, or as a means of enhancing returns.

		The fund is classified as “non-diversified”, which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s or obligor’s credit rating or the market’s perception of an issuer’s or obligor’s creditworthiness may also affect the value of the fund’s investment in that issuer. The fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid or behave in unexpected ways, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low but have begun to rise, so the fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Market events risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve is reducing its market support activities and has begun raising interest rates. Certain non-U.S. governments and central banks have implemented or may implement so-called negative rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Market sector risk. The fund may be significantly overweight or underweight in certain companies, industries or market sectors, which (when overweight) may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Information technology sector risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Internet technology sector risk. Companies in the rapidly changing field of internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Privately placed securities risk. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject, there may be very little public information available about the issuers and they may be subject to restrictions on transfer and may have limited or no liquidity.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Short positions risk. Short positions involve leverage and there is no limit on the potential amount of loss on a security that is sold short. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Prepayment or call risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid to purchase the securities.

Extension risk. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

		These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) <br/>Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (09/30/2013): 20.88 Worst Quarter (12/31/2018): (16.48)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) <br/>(for periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
ClearBridge Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.39%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.59%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 727
3 years	rr_ExpenseExampleYear03	1,065
5 years	rr_ExpenseExampleYear05	1,427
10 years	rr_ExpenseExampleYear10	2,440
1 year	rr_ExpenseExampleNoRedemptionYear01	727
3 years	rr_ExpenseExampleNoRedemptionYear03	1,065
5 years	rr_ExpenseExampleNoRedemptionYear05	1,427
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,440
1 year	rr_AverageAnnualReturnYear01	3.81%
5 years	rr_AverageAnnualReturnYear05	10.17%
Since inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2013
ClearBridge Select Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.29%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.58%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 726
3 years	rr_ExpenseExampleYear03	1,045
5 years	rr_ExpenseExampleYear05	1,386
10 years	rr_ExpenseExampleYear10	2,345
1 year	rr_ExpenseExampleNoRedemptionYear01	726
3 years	rr_ExpenseExampleNoRedemptionYear03	1,045
5 years	rr_ExpenseExampleNoRedemptionYear05	1,386
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,345
ClearBridge Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component1OtherExpensesOverAssets	0.41%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.34%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 337
3 years	rr_ExpenseExampleYear03	753
5 years	rr_ExpenseExampleYear05	1,296
10 years	rr_ExpenseExampleYear10	2,779
1 year	rr_ExpenseExampleNoRedemptionYear01	237
3 years	rr_ExpenseExampleNoRedemptionYear03	753
5 years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,779
1 year	rr_AverageAnnualReturnYear01	8.36%
5 years	rr_AverageAnnualReturnYear05	10.61%
Since inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2013
ClearBridge Select Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.36%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.59%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 162
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,949
1 year	rr_ExpenseExampleNoRedemptionYear01	162
3 years	rr_ExpenseExampleNoRedemptionYear03	514
5 years	rr_ExpenseExampleNoRedemptionYear05	891
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,949
1 year	rr_AverageAnnualReturnYear01	10.18%
5 years	rr_AverageAnnualReturnYear05	11.44%
Since inception	rr_AverageAnnualReturnSinceInception	17.03%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
ClearBridge Select Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_Component1OtherExpensesOverAssets	0.49%	[10]
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.84%	[9]
1 year	rr_ExpenseExampleYear01	$ 187
3 years	rr_ExpenseExampleYear03	619
5 years	rr_ExpenseExampleYear05	1,076
10 years	rr_ExpenseExampleYear10	2,344
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,076
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,344
ClearBridge Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	0.42%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.24%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 126
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	776
10 years	rr_ExpenseExampleYear10	1,727
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	440
5 years	rr_ExpenseExampleNoRedemptionYear05	776
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,727
2013	rr_AnnualReturn2013	50.90%
2014	rr_AnnualReturn2014	13.60%
2015	rr_AnnualReturn2015	(3.92%)
2016	rr_AnnualReturn2016	4.18%
2017	rr_AnnualReturn2017	38.94%
2018	rr_AnnualReturn2018	10.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
1 year	rr_AverageAnnualReturnYear01	10.49%
5 years	rr_AverageAnnualReturnYear05	11.79%
Since inception	rr_AverageAnnualReturnSinceInception	17.48%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
ClearBridge Select Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	0.28%
Dividend expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Total other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.14%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 116
3 years	rr_ExpenseExampleYear03	401
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,574
1 year	rr_ExpenseExampleNoRedemptionYear01	116
3 years	rr_ExpenseExampleNoRedemptionYear03	401
5 years	rr_ExpenseExampleNoRedemptionYear05	707
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,574
1 year	rr_AverageAnnualReturnYear01	10.55%
5 years	rr_AverageAnnualReturnYear05	11.86%
Since inception	rr_AverageAnnualReturnSinceInception	17.48%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
ClearBridge Select Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.07%
5 years	rr_AverageAnnualReturnYear05	11.05%
Since inception	rr_AverageAnnualReturnSinceInception	16.54%
ClearBridge Select Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.35%
5 years	rr_AverageAnnualReturnYear05	9.19%
Since inception	rr_AverageAnnualReturnSinceInception	14.00%
ClearBridge Select Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.24%)	[11]
5 years	rr_AverageAnnualReturnYear05	7.91%	[11]
Since inception	rr_AverageAnnualReturnSinceInception	11.87%	[11]

[1]	Shareholders purchasing Class A and Class A2 shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[6]	Dividend expenses on securities sold short refer to paying the value of dividends to the securities lenders.
[7]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.50% for Class A shares, 1.70% for Class A2 shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 1.15% for Class I shares and 1.05% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[9]	Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend expenses on securities sold short.
[10]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[11]	For Class A and Class C shares, for the period from the class’ inception date to December 31, 2018, the average annual total return of the Russell 3000 Index was 9.29%.